Average Annual Total Returns - First Trust Alternative Absolute Return Strategy ETF	First Trust Alternative Absolute Return Strategy ETF 1 Year	First Trust Alternative Absolute Return Strategy ETF Since Inception	First Trust Alternative Absolute Return Strategy ETF Inception Date	First Trust Alternative Absolute Return Strategy ETF After tax on distributions 1 Year	First Trust Alternative Absolute Return Strategy ETF After tax on distributions Since Inception	First Trust Alternative Absolute Return Strategy ETF After tax on distributions and sale of fund shares 1 Year	First Trust Alternative Absolute Return Strategy ETF After tax on distributions and sale of fund shares Since Inception	3 Month U.S. Treasury Bills + 3% (reflects no deduction for fees, expenses or taxes) 1 Year	3 Month U.S. Treasury Bills + 3% (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.35%	(0.71%)	May 18, 2016	6.04%	(1.37%)	4.35%	(0.82%)	3.74%	4.36%	(3.12%)	(0.72%)	18.40%	16.29%